Financial Instruments - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	₩ (147,583)	₩ (266,623)	₩ (403,327)
Gain and loss on valuation	311,546	(129,765)	92,493
Gain and loss on foreign currency	(161,698)	228,769	(35,489)
Gain and loss on disposal	(100,293)	(63,803)	(66,022)
Others	62,963	16,517	42,425
Total	(35,065)	(214,905)	(369,920)
Other comprehensive income (loss)	215,197	(77,958)	(10,631)
Derivative financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	55,858	(170,155)	(7,494)
Gain and loss on disposal	(465,174)	(376,823)	(217,072)
Total	(409,316)	(546,978)	(224,566)
Other comprehensive income (loss)	309	(331)	(90)
Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	(439,826)	(638,797)	(755,711)
Gain and loss on foreign currency	(846,202)	450,984	(330,808)
Gain and loss on disposal	(16)		(2,432)
Others	11,537	(16,010)	(24,988)
Total	(1,274,507)	(203,823)	(1,113,939)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	158,121	165,160	142,873
Gain and loss on valuation	(12,093)	(15,883)	(23,551)
Gain and loss on disposal	12,119	9,979	5,556
Others	26,170	329	630
Total	184,317	159,585	125,508
Derivative financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	213,724	56,273	123,538
Gain and loss on disposal	370,547	318,820	184,861
Total	584,271	375,093	308,399
Fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Others	48,281	38,019	74,825
Total	48,281	38,019	74,825
Other comprehensive income (loss)	214,888	(77,627)	(10,541)
Amortized cost [Member]
Disclosure of detailed information about financial instruments [line items]
Interest income (expense)	134,122	207,014	209,511
Gain and loss on foreign currency	651,435	(222,215)	295,319
Gain and loss on disposal	(17,769)	(15,779)	(36,935)
Others	(7,149)	(5,821)	(8,042)
Total	760,639	₩ (36,801)	₩ 459,853
Financial liabilities at fair value [member]
Disclosure of detailed information about financial instruments [line items]
Gain and loss on valuation	54,057
Gain and loss on foreign currency	33,069
Others	15,876
Total	₩ 71,250